Trade receivables	6 Months Ended
Dec. 31, 2023
Trade receivables.
Trade receivables

20Trade receivables

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Trade receivables	124,019	69,729	150,863
Less: provision for impairment of trade receivables	(18,133)	(16,259)	(13,230)
Net trade receivables	105,886	53,470	137,633
Less: non-current portion
Trade receivables	24,498	22,303	21,224
Current trade receivables	81,388	31,167	116,409

Net trade receivables include transfer fees receivable from other football clubs of £52,220,000 (30 June 2023: £42,309,000; 31 December 2022: £55,311,000) of which £24,498,000 (30 June 2023: £22,303,000; 31 December 2022: £21,224,000) is receivable after more than one year. Net trade receivables also include £24,591,000 (30 June 2023: £13,207,000; 31 December 2022: £35,087,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as contract liabilities - deferred revenue.

Gross contractual trade receivables pre discounting as at 31 December 2023 were £108,900,000 (30 June 2023: £54,393,000; 31 December 2022: £139,199,000).